Financial risk management (Details) (Foreign Exchange Risk [Member], CAD)	Dec. 31, 2013	Dec. 31, 2012
Foreign Exchange Risk [Member]
Concentration Risk [Line Items]
Trade payables	95,835	359,088
Cash	75,474	17,873